Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014	Dec. 31, 2011
Note8IncomeTaxesDetailsLineItems [Line Items]
Unrecognized Tax Benefits	$ 0	$ 41	$ 0	$ 63
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	(20,960)	(5,600)
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	433,000		433,000
Exercise Of Stock Options [Member]
Note8IncomeTaxesDetailsLineItems [Line Items]
Operating Loss Carryforwards	$ 1,800